INTANGIBLE ASSETS, NET (Tables)	6 Months Ended
Jun. 30, 2025
Goodwill and Intangible Assets Disclosure [Abstract]
SCHEDULE OF INTANGIBLE ASSETS

Intangible assets consisted of the following:

	June 30, 2025
	Gross Carrying	Accumulated	Net Carrying
	Amount	Amortization	Amount
	US$’000	US$’000	US$’000
	(Unaudited)	(Unaudited)	(Unaudited)
Finite-lived intangible assets:
Computer software	468	(468)	-
Patent	206	(206)	-
Total finite-lived intangible assets	674	(674)	-
Indefinite-lived intangible assets:
Trademark and manufacturing license	126,245	-	126,245
Total indefinite-lived intangible assets	126,245	-	126,245
Total intangible assets	126,919	(674)	126,245

	December 31, 2024
	Gross Carrying	Accumulated	Net Carrying
	Amount	Amortization	Amount
	US$’000	US$’000	US$’000
	(Audited)	(Audited)	(Audited)
Finite-lived intangible assets:
Computer software	459	(455)	4
Patent	202	(202)	-
Total finite-lived intangible assets	661	(657)	4
Indefinite-lived intangible assets:
Trademark and manufacturing license	123,899	-	123,899
Total indefinite-lived intangible assets	123,899	-	123,899
Total intangible assets	124,560	(657)	123,903